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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2012


Check here if Amendment [ ]; Amendment Number: _______

      This Amendment (Check only one): [ ] is a restatement.
                                       [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Red Mountain Capital Partners LLC
Address: 10100 Santa Monica Boulevard, Suite 925
         Los Angeles, California  90067

Form 13F File Number: 28- 13680


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Willem Mesdag
Title: Authorized Signatory
Phone: (310) 432-0200

Signature, Place, and Date of Signing:

/s/ Willem Mesdag                          Los Angeles, CA    November 14, 2012
----------------------------------------   ----------------   -----------------
[Signature]                                [City, State]         [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
                                        ----------------------------------

Form 13F Information Table Entry Total:                     11
                                        ----------------------------------

Form 13F Information Table Value Total:               $201,809
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                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


      No.        Form 13F File Number           Name

      1          28- 13678                      RMCP GP LLC
      ---        -----------------              ---------------------------

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                           FORM 13F INFORMATION TABLE

         COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------  -------------- --------- --------  ------------------ ---------- -------- ----------------------
                                                                                                          VOTING AUTHORITY
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER                TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
----------------------------  -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AIR TRANSPORT SERVICES
GRP I                         COM            00922R105   49,071 11,152,425 SH       DEFINED           1 11,152,425      0    0

ANDERSONS INC                 COM            034164103    7,005    186,000 SH       DEFINED           1    186,000      0    0

CARIBOU COFFEE INC            COM            142042209    5,583    406,663 SH       DEFINED           1    406,663      0    0


ENCORE CAP GROUP INC          COM            292554102   27,752    982,036 SH       DEFINED           1    982,036      0    0

G-III APPAREL GROUP LTD       COM            36237H101    1,436     40,000 SH       DEFINED           1     40,000      0    0

MARLIN BUSINESS SVCS CORP     COM            571157106   26,723  1,259,902 SH       DEFINED           1  1,259,902      0    0

MEDIFAST INC                  COM            58470H101    1,016     38,844 SH       DEFINED           1     38,844      0    0


METROPOLITAN HEALTH NETWORKS  COM            592142103   21,345  2,285,282 SH       DEFINED           1  2,285,282      0    0

NATURES SUNSHINE
PRODUCTS IN                   COM            639027101   32,345  1,979,490 SH       DEFINED           1  1,979,490      0    0

RADNET INC                    COM            750491102   10,300  3,705,048 SH       DEFINED           1  3,705,048      0    0

STR HLDGS INC                 COM            78478V100   19,233  6,204,132 SH       DEFINED           1  6,204,132      0    0